DISCONTINUED OPERATIONS - Additional Information (Details)			1 Months Ended				3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Apr. 23, 2014 USD ($) entity shares	Jun. 30, 2015 Rate shares	Mar. 31, 2015 entity shares	Sep. 30, 2014 USD ($) vessel contract tranch entity shares	Apr. 30, 2014 USD ($) entity	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel	Sep. 30, 2014 USD ($) tranch	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($)	Mar. 31, 2015 shares	Mar. 31, 2015 USD ($)	Mar. 31, 2015 Rate	Oct. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings from equity method investment											$ 2,727,000	$ 16,064,000	$ 8,783,000
Net operating income											287,218,000	120,712,000	65,755,000
Net income											154,624,000	149,469,000	69,499,000
Cash balance required under financial covenants								$ 660,100,000				660,100,000
Number of vessels disposed of | vessel					4
Vessels								861,919,000		$ 1,189,198,000	1,189,198,000	861,919,000
Outstanding balance								$ 0		20,000	20,000	$ 0
Number of vessels pledged as collateral | vessel								13				13
General management agreement fees							$ 600,000	$ 700,000
Technical management fees							200,000	200,000
Newbuilding commission fees							0	200,000
Newbuilding supervision fees							$ 1,100,000	$ 1,500,000
Vessels under construction | vessel								26				26
Payment commitments, vessels under construction										548,700,000	548,700,000
Estimate of loss contingency								$ 2,400,000				$ 2,400,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities											$ 9,369,000	0
KSL Santiago [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessels					$ 47,000,000				$ 47,000,000
KSL Salvador [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessels					57,200,000				57,200,000
KSL San Francisco [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessels																	$ 47,600,000
KSL Santos [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessels																	$ 47,600,000
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		31.60%				58.00%
Earnings from equity method investment									300,000
Dividends from equity method investment												6,200,000	$ 0
Stock dividend (in shares) | shares			75,400,000
Number of shares held by existing shareholders to qualify for stock dividend | Rate			3.2142
Number of shares issued per share held (in shares) | shares			0.3111
Golden Ocean Group Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of total common stock outstanding held	69.70%			69.70%			69.70%									69.70%
Percentage of total common stock outstanding held post merger | Rate																44.90%
Net income												(63,200,000)
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Acquisition, number of vessels					9				9
Acquisition, vessels					$ 465,300,000				465,300,000
Frontline 2012 Ltd [Member] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares held prior to stock dividend (in shares) | shares			77,500,000
Treasury shares held (in shares) | shares			2,100,000
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues												96,700,000
Net operating income												19,500,000
Net income												16,000,000
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of SPCs sold | entity		5		12	13	25
Shares received as consideration in disposal | shares		15,500,000
Gain from equity method investment					$ 24,400,000
Cash balance required under financial covenants								$ 18,900,000				18,900,000
Shares received as consideration in disposal | shares				31,000,000	31,000,000
Newbuilding contracts assumed					$ 190,800,000
Newbuilding contracts assumed, number of contracts | contract					18
Number of newbuilding contracts sold | contract					13
Newbuilding contracts sold included in amounts assumed					$ 106,400,000
Fair value of vessels					$ 83,700,000				$ 83,700,000
Vessels delivered to subsidiary												$ 4
Construction in progress, number of vessels | vessel								14				14
Remaining newbuilding installments		$ 150,000,000				$ 490,000,000									$ 404,000,000
Cash disposed on sale		$ 43,400,000				$ 25,100,000		$ 61,144,000				$ 61,144,000
Cash consideration received on disposal															$ 108,600,000
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels impaired | vessel											5
Impairment loss											$ 41,700,000
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member] | Continuing Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss											1,100,000
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss											$ 40,600,000
Term Loan Facility, $420 Million [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of tranches | tranch					14				14
Term Loan Facility, $420 Million [Member] | Term Loan Facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum borrowing capacity					$ 420,000,000				$ 420,000,000
Maximum borrowing capacity of each tranche					$ 30,000,000				30,000,000
Number of newbuildings financed | vessel					14
Quarterly installment required					$ 375,000
Term of debt					72 months
Outstanding balance								238,500,000				238,500,000
Available undrawn amount								180,000,000				180,000,000
Term Loan Facility, $420 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Basis spread on variable interest rate					2.50%
Term Loan Facility, $175 Million [Member] | Term Loan Facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum borrowing capacity					$ 175,000,000				$ 175,000,000
Outstanding balance								125,000,000				125,000,000
Available undrawn amount								10,000,000				$ 10,000,000
Term Loan Facility, $175 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Basis spread on variable interest rate					2.50%
ICB General Management Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Management fee per annum	$ 2,300,000
Commission, percent of gross revenue	1.25%
Commission, percent of proceeds on sale of vessels	1.00%
Commission, percent of cost of purchase of vessels	1.00%
Dry Bulk Commercial Management Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Commission, percent of gross revenue	1.25%
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, number of shares held | shares														77,500,000
Affiliated Entity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General management agreement fees							$ 100,000	$ 400,000
Dividends [Domain] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares held by existing shareholders to qualify for stock dividend | Rate			3.2142
Shares received in transaction | shares			1
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities										$ 9,400,000
Golden Ocean [Member] | Dividends [Domain]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares received in transaction | shares			4,187,667